UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA GROWTH FUND]

 =======================================================

      SEMIANNUAL REPORT
      USAA GROWTH FUND
      FUND SHARES o INSTITUTIONAL SHARES
      JANUARY 31, 2013

 =======================================================

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

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MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

   Portfolio of Investments                                                   11

   Notes to Portfolio of Investments                                          17

   Financial Statements                                                       18

   Notes to Financial Statements                                              21

EXPENSE EXAMPLE                                                               36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GROWTH FUND'S (THE FUND) INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in a diversified portfolio of equity securities selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Loomis, Sayles & Company, L.P.                     The Renaissance Group LLC
    AZIZ V. HAMZAOGULLARI, CFA                         MICHAEL E. SCHROER, CFA
                                                       PAUL A. RADOMSKI, CFA
                                                       ERIC J. STRANGE, CPA, CFA

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o   HOW DID THE USAA GROWTH FUND (THE FUND SHARES) PERFORM DURING THE REPORTING
    PERIOD?

    At the end of the reporting period, the Fund Shares had a total return of 14.58%. This compares to returns of 10.01% for the Lipper Large-Cap Growth Funds Index and 7.75% for the Russell 1000(R) Growth Index (the Index). Loomis, Sayles & Company, L.P. (Loomis Sayles) and The Renaissance Group LLC (Renaissance) are subadvisers for the Fund.

o   PLEASE DISCUSS THE MARKET BACKDROP DURING THE REPORTING PERIOD.

    The end of the reporting period reflected a gradual reduction in systemic risk and sustained global economic growth. Following a slump in November 2011, growth stocks, as measured by the Index, finished in positive territory at period end. Despite uncertainty during portions of the period, such as the European sovereign debt situation, the U.S. "fiscal cliff" impasse, and the U.S. presidential election, continuous and strong support from major central banks

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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2  | USAA GROWTH FUND

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    provided a floor for stock prices and boosted the global economy. For the period, macroeconomic statistics remained positive and governments seemed to have avoided worst-case scenarios. Four years into the economic recovery, companies were still able to generate reasonable earnings growth while retaining healthy profit margins and strong balance sheets.

o   HOW DID THE PORTION OF THE FUND MANAGED BY LOOMIS SAYLES PERFORM?

    Our segment of the Fund posted favorable returns and outperformed the Index during the reporting period. Through our proprietary, bottom-up research framework, we look to invest in high-quality businesses with sustainable competitive advantages and profitable growth when their stock trades at a significant discount to intrinsic value. During the period, outperformance was almost entirely due to stock selection, with particular strength displayed within the information technology and financials sectors.

    On an individual stock level, top contributors included Cisco Systems, Inc. (Cisco) and Arm Holdings plc ADR (Arm Holdings). Cisco gained share in the network market, despite a challenging environment. The strong performance of Arm Holdings was due in large part to the company's ability to demonstrate continued market share gains and to garner increased royalties. We initiated a position in Arm Holdings during the second quarter, and it has been a strong performer since then. The largest detractors during the period included Coca-Cola Co., Microsoft Corp., and Merck & Co., Inc.

    During the reporting period, we added to positions in Lowe's Companies, Inc., Facebook, Inc. "A", and Varian Medical Systems, Inc. We believe these companies possess strong and durable competitive advantages with secular growth drivers and low embedded

    You will find a complete list of securities that the Fund owns on pages
    11-16.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    expectations, creating long-term investment opportunities. To finance these purchases, we trimmed the Fund's position in Visa, Inc. "A" and sold our holdings in Home Depot, Inc. and Medtronic, Inc.

o   HOW IS LOOMIS SAYLES POSITIONED?

    Our investment process is characterized by bottom-up fundamental research and a long-term time horizon. The nature of our process -- where sector positioning is derived from our fundamental research -- leads us to comparatively lower portfolio turnover. As of period end, this has resulted in overweight positions in the information technology and financials sectors, with underweights to the industrials, consumer discretionary, and materials sectors.

o HOW DID THE PORTION OF THE FUND MANAGED BY RENAISSANCE PERFORM DURING THE REPORTING PERIOD?

    Our portion of the Fund outperformed the benchmark by a significant margin. Top individual contributors over the period included Celgene Corp., which recently announced positive clinical results for several promising drug candidates that should help to diversify the biotechnology firm's base of revenue; and Gilead Sciences, Inc., which has moved closer to successfully establishing its presence in the hepatitis C market, an extension of its drug portfolio beyond the core HIV market. Our significant underweight of Apple Inc. also was additive.

o   WHAT IS THE OUTLOOK OF THE MARKETS?

    Many fundamental measures of economic health have been improving over the past several months. Corporate profits are at an all-time high, and home prices have posted their first yearly gains since 2006, based on stronger demand and sharp declines in the number of homes for sale. As the housing market recovers, consumer balance sheets and

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4  | USAA GROWTH FUND

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    consumer confidence should also benefit. Lastly, sovereign debt fears in several European countries have receded, reducing a source of market volatility that over the past several years had seeped into U.S. financial markets. Any progress towards resolving U.S. budget issues will likely be well received by the market, given the improving fundamental backdrop described above. At present, we believe that stocks are attractively priced compared with cash-equivalent and fixed-income alternatives, and we continue to find attractive opportunities within the technology, consumer discretionary, and health care sectors.

    Thank you for your investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAAX)

--------------------------------------------------------------------------------
                                        1/31/13                   7/31/12
--------------------------------------------------------------------------------
Net Assets                          $695.8 Million            $1,036.0 Million
Net Asset Value Per Share               $17.93                     $15.71

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
    8/1/12-1/31/13*           1 Year            5 Years              10 Years
         14.58%               17.80%             2.68%                 6.53%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                     5 Years                           10 Years
    17.93%                      -1.20%                             5.64%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12**
--------------------------------------------------------------------------------
    Before Reimbursement      1.17%            After Reimbursement       1.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA GROWTH FUND

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                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              LIPPER LARGE-CAP
                        RUSSELL 1000            GROWTH FUNDS               USAA GROWTH
                        GROWTH INDEX               INDEX                   FUND SHARES
 1/31/2003               $10,000.00              $10,000.00                $10,000.00
 2/28/2003                 9,954.08                9,892.54                  9,906.64
 3/31/2003                10,139.34               10,078.09                 10,197.10
 4/30/2003                10,889.01               10,816.06                 10,798.76
 5/31/2003                11,432.53               11,345.85                 11,275.93
 6/30/2003                11,589.95               11,439.82                 11,421.16
 7/31/2003                11,878.35               11,771.59                 11,711.62
 8/31/2003                12,173.78               12,061.20                 11,846.47
 9/30/2003                12,043.45               11,804.45                 11,763.49
10/31/2003                12,719.90               12,520.56                 12,417.01
11/30/2003                12,853.07               12,639.69                 12,427.39
12/31/2003                13,297.57               12,996.05                 12,785.63
 1/31/2004                13,569.14               13,245.17                 12,930.92
 2/29/2004                13,655.35               13,302.50                 12,993.19
 3/31/2004                13,402.04               13,154.14                 12,889.41
 4/30/2004                13,246.24               12,858.84                 12,671.48
 5/31/2004                13,493.13               13,091.79                 12,837.52
 6/30/2004                13,661.74               13,279.12                 13,034.70
 7/31/2004                12,889.41               12,493.84                 12,225.22
 8/31/2004                12,825.76               12,405.71                 12,173.33
 9/30/2004                12,947.74               12,696.41                 12,702.61
10/31/2004                13,149.68               12,849.43                 12,962.06
11/30/2004                13,602.01               13,422.67                 13,761.16
12/31/2004                14,135.32               13,964.61                 14,404.59
 1/31/2005                13,663.93               13,483.98                 13,844.18
 2/28/2005                13,809.35               13,572.23                 14,010.23
 3/31/2005                13,557.75               13,324.99                 13,667.76
 4/30/2005                13,299.57               13,035.33                 13,356.42
 5/31/2005                13,943.03               13,758.85                 14,134.77
 6/30/2005                13,891.63               13,786.30                 14,435.73
 7/31/2005                14,570.59               14,479.52                 15,079.16
 8/31/2005                14,382.94               14,325.01                 14,819.71
 9/30/2005                14,449.17               14,496.51                 15,141.43
10/31/2005                14,308.72               14,402.62                 15,006.51
11/30/2005                14,926.08               15,061.84                 15,743.35
12/31/2005                14,879.28               15,023.26                 15,795.24
 1/31/2006                15,140.50               15,432.91                 16,303.76
 2/28/2006                15,116.44               15,224.73                 16,085.82
 3/31/2006                15,339.65               15,371.53                 16,116.95
 4/30/2006                15,318.79               15,347.39                 15,899.02
 5/31/2006                14,799.55               14,631.41                 14,840.47
 6/30/2006                14,741.15               14,583.33                 14,778.20
 7/31/2006                14,460.39               14,209.95                 14,321.57
 8/31/2006                14,911.55               14,538.97                 14,477.24
 9/30/2006                15,321.29               14,852.46                 14,923.49
10/31/2006                15,859.89               15,299.30                 15,380.12
11/30/2006                16,174.62               15,648.84                 15,639.57
12/31/2006                16,229.39               15,731.63                 15,722.59
 1/31/2007                16,646.58               16,137.66                 16,345.27
 2/28/2007                16,333.68               15,773.39                 15,764.10
 3/31/2007                16,422.27               15,892.09                 15,982.04
 4/30/2007                17,195.43               16,537.28                 16,438.67
 5/31/2007                17,814.04               17,097.31                 17,071.73
 6/30/2007                17,548.12               16,936.05                 16,857.86
 7/31/2007                17,276.07               16,721.15                 16,639.87
 8/31/2007                17,551.36               16,996.71                 16,940.90
 9/30/2007                18,286.59               18,033.52                 18,103.51
10/31/2007                18,908.96               18,839.38                 19,203.84
11/30/2007                18,212.41               18,071.32                 18,352.64
12/31/2007                18,146.55               18,087.10                 18,819.76
 1/31/2008                16,731.54               16,539.37                 16,484.16
 2/29/2008                16,399.24               16,194.81                 16,120.84
 3/31/2008                16,299.39               16,057.00                 16,131.22
 4/30/2008                17,155.11               17,046.50                 17,117.37
 5/31/2008                17,783.90               17,511.93                 17,594.87
 6/30/2008                16,503.07               16,223.57                 16,463.40
 7/31/2008                16,189.31               15,903.46                 15,934.00
 8/31/2008                16,363.63               15,945.91                 15,778.29
 9/30/2008                14,468.64               13,901.97                 13,608.77
10/31/2008                11,921.30               11,474.03                 11,252.41
11/30/2008                10,973.21               10,323.01                 10,193.60
12/31/2008                11,171.53               10,600.30                 10,311.08
 1/31/2009                10,634.13               10,052.33                  9,946.91
 2/28/2009                 9,834.14                9,396.65                  9,249.80
 3/31/2009                10,711.30               10,204.15                  9,905.29
 4/30/2009                11,739.65               11,285.32                 10,550.39
 5/31/2009                12,321.61               11,903.15                 10,976.98
 6/30/2009                12,459.46               11,907.82                 10,966.57
 7/31/2009                13,344.40               12,805.12                 11,570.05
 8/31/2009                13,621.15               13,057.73                 11,767.74
 9/30/2009                14,200.54               13,684.81                 12,319.19
10/31/2009                14,008.19               13,414.05                 12,027.86
11/30/2009                14,868.75               14,223.15                 12,724.97
12/31/2009                15,328.33               14,681.33                 13,184.70
 1/31/2010                14,659.46               13,912.15                 12,382.79
 2/28/2010                15,163.25               14,405.67                 12,976.41
 3/31/2010                16,040.33               15,310.50                 13,799.15
 4/30/2010                16,219.56               15,467.98                 13,924.13
 5/31/2010                14,981.34               14,225.38                 12,882.68
 6/30/2010                14,156.38               13,406.67                 12,164.08
 7/31/2010                15,166.18               14,315.98                 13,038.90
 8/31/2010                14,458.08               13,613.19                 12,216.16
 9/30/2010                15,997.15               15,072.42                 13,736.67
10/31/2010                16,761.17               15,863.97                 14,434.44
11/30/2010                16,955.82               16,022.73                 14,601.07
12/31/2010                17,889.77               16,901.90                 15,327.92
 1/31/2011                18,345.05               17,235.40                 15,473.80
 2/28/2011                18,945.43               17,701.76                 15,786.41
 3/31/2011                18,968.56               17,710.67                 15,911.45
 4/30/2011                19,603.80               18,247.70                 16,515.81
 5/31/2011                19,390.38               18,025.62                 16,359.51
 6/30/2011                19,112.27               17,787.00                 16,088.59
 7/31/2011                18,920.70               17,691.82                 15,734.30
 8/31/2011                17,922.17               16,502.34                 14,713.14
 9/30/2011                16,601.58               15,062.20                 13,660.71
10/31/2011                18,423.43               16,870.01                 15,348.76
11/30/2011                18,421.65               16,662.39                 15,161.20
12/31/2011                18,362.42               16,410.99                 15,021.25
 1/31/2012                19,458.50               17,535.91                 15,972.49
 2/29/2012                20,389.10               18,568.68                 16,589.23
 3/31/2012                21,059.73               19,224.83                 17,122.35
 4/30/2012                21,027.21               19,083.51                 16,986.45
 5/31/2012                19,678.38               17,620.38                 15,752.98
 6/30/2012                20,212.71               18,010.64                 16,244.28
 7/31/2012                20,483.67               18,038.49                 16,421.98
 8/31/2012                21,034.76               18,715.95                 16,996.91
 9/30/2012                21,447.28               19,175.51                 17,404.58
10/31/2012                20,821.31               18,508.85                 16,976.00
11/30/2012                21,169.97               18,920.68                 17,561.38
12/31/2012                21,164.12               19,023.29                 17,714.21
 1/31/2013                22,071.20               19,844.42                 18,816.11

                                   [END CHART]

                   Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA GROWTH FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIGRX)


--------------------------------------------------------------------------------
                                        1/31/13                    7/31/12
--------------------------------------------------------------------------------

Net Assets                          $758.4 Million             $233.8 Million
Net Asset Value Per Share               $17.90                     $15.71


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
    8/1/12-1/31/13*                 1 Year              Since Inception 8/01/08

         14.64%                     17.87%                       4.04%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                                             Since Inception 8/01/08

     17.98%                                                      2.70%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      0.95%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

8  | USAA GROWTH FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        RUSSELL 1000            LIPPER LARGE-CAP            USAA GROWTH FUND
                        GROWTH INDEX           GROWTH FUNDS INDEX         INSTITUTIONAL SHARES
 7/31/2008               $10,000.00              $10,000.00                   $10,000.00
 8/31/2008                10,107.67               10,026.70                     9,980.30
 9/30/2008                 8,937.16                8,741.47                     8,608.01
10/31/2008                 7,363.69                7,214.80                     7,117.53
11/30/2008                 6,778.06                6,491.05                     6,447.80
12/31/2008                 6,900.56                6,665.41                     6,520.15
 1/31/2009                 6,568.61                6,320.85                     6,289.64
 2/28/2009                 6,074.46                5,908.55                     5,854.96
 3/31/2009                 6,616.28                6,416.31                     6,269.88
 4/30/2009                 7,251.48                7,096.14                     6,671.63
 5/31/2009                 7,610.95                7,484.63                     6,941.65
 6/30/2009                 7,696.10                7,487.57                     6,941.65
 7/31/2009                 8,242.73                8,051.78                     7,323.64
 8/31/2009                 8,413.67                8,210.62                     7,448.78
 9/30/2009                 8,771.55                8,604.93                     7,797.83
10/31/2009                 8,652.74                8,434.67                     7,613.43
11/30/2009                 9,184.30                8,943.43                     8,054.69
12/31/2009                 9,468.18                9,231.53                     8,348.25
 1/31/2010                 9,055.02                8,747.88                     7,840.09
 2/28/2010                 9,366.21                9,058.20                     8,216.26
 3/31/2010                 9,907.97                9,627.15                     8,744.21
 4/30/2010                10,018.69                9,726.17                     8,823.41
 5/31/2010                 9,253.84                8,944.83                     8,163.47
 6/30/2010                 8,744.28                8,430.03                     7,701.51
 7/31/2010                 9,368.02                9,001.80                     8,262.46
 8/31/2010                 8,930.63                8,559.89                     7,741.10
 9/30/2010                 9,881.30                9,477.45                     8,704.62
10/31/2010                10,353.23                9,975.17                     9,153.38
11/30/2010                10,473.47               10,075.00                     9,258.97
12/31/2010                11,050.36               10,627.81                     9,716.04
 1/31/2011                11,331.58               10,837.52                     9,815.12
 2/28/2011                11,702.43               11,130.76                    10,013.27
 3/31/2011                11,716.72               11,136.36                    10,092.53
 4/30/2011                12,109.10               11,474.04                    10,475.63
 5/31/2011                11,977.27               11,334.40                    10,376.55
 6/30/2011                11,805.49               11,184.35                    10,204.82
 7/31/2011                11,687.16               11,124.51                     9,980.24
 8/31/2011                11,070.37               10,376.57                     9,339.55
 9/30/2011                10,254.66                9,471.02                     8,672.44
10/31/2011                11,380.00               10,607.76                     9,742.46
11/30/2011                11,378.90               10,477.21                     9,623.57
12/31/2011                11,342.31               10,319.13                     9,534.55
 1/31/2012                12,019.35               11,026.47                    10,138.35
 2/29/2012                12,594.17               11,675.87                    10,529.81
 3/31/2012                13,008.42               12,088.46                    10,868.20
 4/30/2012                12,988.33               11,999.59                    10,781.94
 5/31/2012                12,155.17               11,079.58                    10,005.64
 6/30/2012                12,485.22               11,324.98                    10,310.85
 7/31/2012                12,652.59               11,342.50                    10,423.65
 8/31/2012                12,992.99               11,768.47                    10,788.58
 9/30/2012                13,247.80               12,057.45                    11,053.98
10/31/2012                12,861.15               11,638.25                    10,775.31
11/30/2012                13,076.51               11,897.21                    11,153.51
12/31/2012                13,072.90               11,961.73                    11,249.13
 1/31/2013                13,633.19               12,478.05                    11,950.11

                                   [END CHART]

                   Data from 7/31/08 to 1/31/13*.

                   See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Institutional Shares to the benchmarks.

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

Google, Inc. "A" ........................................................  4.1%
Cisco Systems, Inc. .....................................................  3.6%
Oracle Corp. ............................................................  3.5%
Visa, Inc. "A" ..........................................................  3.4%
QUALCOMM, Inc. ..........................................................  3.2%
Amazon.com, Inc. ........................................................  3.0%
SEI Investments Co. .....................................................  2.6%
American Express Co. ....................................................  2.5%
Zimmer Holdings, Inc. ...................................................  2.1%
Danone S.A. ADR .........................................................  2.0%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     36.8%
CONSUMER DISCRETIONARY                                                     17.2%
HEALTH CARE                                                                16.5%
FINANCIALS                                                                  9.7%
INDUSTRIALS                                                                 7.7%
CONSUMER STAPLES                                                            7.2%
MATERIALS                                                                   1.9%
ENERGY                                                                      1.8%
MONEY MARKET INSTRUMENTS                                                    1.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-16.

================================================================================

10  | USAA GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMON STOCKS (98.8%)

             CONSUMER DISCRETIONARY (17.2%)
             ------------------------------
             APPAREL RETAIL (3.4%)
   721,933   Chico's FAS, Inc.                                             $   12,944
   342,618   Foot Locker, Inc.                                                 11,769
   218,443   Ross Stores, Inc.                                                 13,041
   255,791   TJX Companies, Inc.                                               11,557
                                                                           ----------
                                                                               49,311
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
   243,500   Coach, Inc.                                                       12,419
                                                                           ----------
             AUTOMOTIVE RETAIL (1.6%)
    30,110   AutoZone, Inc.*                                                   11,131
   125,016   O'Reilly Automotive, Inc.*                                        11,583
                                                                           ----------
                                                                               22,714
                                                                           ----------
             BROADCASTING (1.8%)
   352,099   CBS Corp. "B"                                                     14,690
   197,024   Scripps Networks Interactive "A"                                  12,170
                                                                           ----------
                                                                               26,860
                                                                           ----------
             CABLE & SATELLITE (0.9%)
   139,703   Time Warner Cable, Inc.                                           12,481
                                                                           ----------
             DEPARTMENT STORES (0.8%)
   287,493   Macy's, Inc.                                                      11,359
                                                                           ----------
             HOME IMPROVEMENT RETAIL (2.8%)
   209,528   Home Depot, Inc.                                                  14,022
   714,695   Lowe's Companies, Inc.                                            27,294
                                                                           ----------
                                                                               41,316
                                                                           ----------
             INTERNET RETAIL (4.3%)
   164,211   Amazon.com, Inc.*                                                 43,598
   201,309   Blue Nile, Inc.*                                                   6,742
   194,644   Expedia, Inc.                                                     12,700
                                                                           ----------
                                                                               63,040
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SPECIALTY STORES (0.7%)
   167,025   PetSmart, Inc.                                                $   10,925
                                                                           ----------
             Total Consumer Discretionary                                     250,425
                                                                           ----------
             CONSUMER STAPLES (7.2%)
             -----------------------
             BREWERS (1.0%)
   291,779   SABMiller plc ADR                                                 14,674
                                                                           ----------
             DISTILLERS & VINTNERS (0.2%)
    26,088   Diageo plc ADR                                                     3,112
                                                                           ----------
             DRUG RETAIL (0.8%)
   236,158   CVS Caremark Corp.                                                12,091
                                                                           ----------
             HOUSEHOLD PRODUCTS (2.0%)
   133,772   Clorox Co.                                                        10,489
   255,899   Procter & Gamble Co.                                              19,233
                                                                           ----------
                                                                               29,722
                                                                           ----------
             PACKAGED FOODS & MEAT (2.0%)
 2,053,560   Danone S.A. ADR                                                   28,750
                                                                           ----------
             SOFT DRINKS (1.2%)
   458,672   Coca-Cola Co.                                                     17,081
                                                                           ----------
             Total Consumer Staples                                           105,430
                                                                           ----------
             ENERGY (1.8%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (1.8%)
   330,577   Schlumberger Ltd.                                                 25,802
                                                                           ----------
             FINANCIALS (9.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (6.1%)
    63,938   BlackRock, Inc.                                                   15,107
   179,535   Franklin Resources, Inc.                                          24,575
   402,227   Legg Mason, Inc.                                                  11,122
 1,393,425   SEI Investments Co.                                               37,567
                                                                           ----------
                                                                               88,371
                                                                           ----------
             CONSUMER FINANCE (2.5%)
   627,411   American Express Co.                                              36,898
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (1.1%)
   272,263   Greenhill & Co., Inc.                                             16,036
                                                                           ----------
             Total Financials                                                 141,305
                                                                           ----------
             HEALTH CARE (16.5%)
             -------------------
             BIOTECHNOLOGY (3.0%)
   188,713   Amgen, Inc.                                                       16,127

================================================================================

12  | USAA GROWTH FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   148,265   Celgene Corp.*                                                $   14,672
   313,828   Gilead Sciences, Inc.*                                            12,381
                                                                           ----------
                                                                               43,180
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (1.8%)
   302,492   AmerisourceBergen Corp.                                           13,724
   125,628   McKesson Corp.                                                    13,220
                                                                           ----------
                                                                               26,944
                                                                           ----------
             HEALTH CARE EQUIPMENT (5.7%)
   111,755   C.R. Bard, Inc.                                                   11,407
   300,108   Medtronic, Inc.                                                   13,985
   204,368   Stryker Corp.                                                     12,804
   184,374   Varian Medical Systems, Inc.*                                     13,026
   419,710   Zimmer Holdings, Inc.                                             31,310
                                                                           ----------
                                                                               82,532
                                                                           ----------
             HEALTH CARE SUPPLIES (0.9%)
   136,221   Cooper Companies, Inc.                                            13,806
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.8%)
   271,309   Agilent Technologies, Inc.                                        12,149
                                                                           ----------
             MANAGED HEALTH CARE (0.8%)
   199,600   UnitedHealth Group, Inc.                                          11,020
                                                                           ----------
             PHARMACEUTICALS (3.5%)
   298,617   Merck & Co., Inc.                                                 12,915
   444,667   Mylan, Inc.*                                                      12,571
   368,300   Novartis AG ADR                                                   24,978
                                                                           ----------
                                                                               50,464
                                                                           ----------
             Total Health Care                                                240,095
                                                                           ----------
             INDUSTRIALS (7.7%)
             ------------------
             AEROSPACE & DEFENSE (0.8%)
   154,877   Boeing Co.                                                        11,441
                                                                           ----------
             AIR FREIGHT & LOGISTICS (3.2%)
   497,173   Expeditors International of Washington, Inc.                      21,328
   324,048   United Parcel Service, Inc. "B"                                   25,694
                                                                           ----------
                                                                               47,022
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
   114,749   Roper Industries, Inc.                                            13,477
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.9%)
   209,657   Danaher Corp.                                                     12,565
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             RAILROADS (1.0%)
   103,621   Union Pacific Corp.                                           $   13,622
                                                                           ----------
             RESEARCH & CONSULTING SERVICES (0.9%)
   229,789   Equifax, Inc.                                                     13,489
                                                                           ----------
             Total Industrials                                                111,616
                                                                           ----------
             INFORMATION TECHNOLOGY (36.8%)
             ------------------------------
             APPLICATION SOFTWARE (4.1%)
   499,468   Autodesk, Inc.*                                                   19,419
   175,679   FactSet Research Systems, Inc.                                    16,254
   186,179   Intuit, Inc.                                                      11,614
   378,448   Synopsys, Inc.*                                                   12,655
                                                                           ----------
                                                                               59,942
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (6.8%)
 2,583,098   Cisco Systems, Inc.                                               53,135
   699,929   QUALCOMM, Inc.                                                    46,216
                                                                           ----------
                                                                               99,351
                                                                           ----------
             COMPUTER HARDWARE (0.7%)
    22,758   Apple, Inc.                                                       10,362
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (2.6%)
   443,170   EMC Corp.*                                                        10,907
   368,039   NetApp, Inc.*                                                     13,249
   286,387   Western Digital Corp.                                             13,460
                                                                           ----------
                                                                               37,616
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (4.1%)
   182,045   Automatic Data Processing, Inc.                                   10,793
   309,312   Visa, Inc. "A"                                                    48,844
                                                                           ----------
                                                                               59,637
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (5.3%)
   567,299   Facebook, Inc. "A"*                                               17,569
    78,350   Google, Inc. "A"*                                                 59,209
                                                                           ----------
                                                                               76,778
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (2.5%)
   178,430   Accenture plc "A"                                                 12,827
    56,423   International Business Machines Corp.                             11,458
   190,231   Teradata Corp.*                                                   12,681
                                                                           ----------
                                                                               36,966
                                                                           ----------
             SEMICONDUCTOR EQUIPMENT (0.9%)
   227,637   KLA-Tencor Corp.                                                  12,499
                                                                           ----------

================================================================================

14  | USAA GROWTH FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SEMICONDUCTORS (3.5%)
    71,223   Altera Corp.                                                  $    2,380
    85,357   Analog Devices, Inc.                                               3,725
   558,961   Arm Holdings plc ADR                                              22,951
   312,421   Broadcom Corp. "A"                                                10,138
   527,893   Intel Corp.                                                       11,107
                                                                           ----------
                                                                               50,301
                                                                           ----------
             SYSTEMS SOFTWARE (6.3%)
   940,890   Microsoft Corp.                                                   25,846
 1,456,452   Oracle Corp.                                                      51,719
   651,487   Symantec Corp.*                                                   14,183
                                                                           ----------
                                                                               91,748
                                                                           ----------
             Total Information Technology                                     535,200
                                                                           ----------
             MATERIALS (1.9%)
             ----------------
             DIVERSIFIED CHEMICALS (0.9%)
    89,824   PPG Industries, Inc.                                              12,384
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   148,658   Monsanto Co.                                                      15,066
                                                                           ----------
             Total Materials                                                   27,450
                                                                           ----------
             Total Common Stocks (cost: $1,130,367)                         1,437,323
                                                                           ----------

             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
19,669,607   State Street Institutional Liquid Reserve Fund, 0.14%(a)          19,669
                                                                           ----------
             Total Money Market Instruments (cost: $19,669)                    19,669
                                                                           ----------

             TOTAL INVESTMENTS (COST: $1,150,036)                          $1,456,992
                                                                           ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------

                                            (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                        QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                    IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $1,437,323                  $-             $-    $1,437,323

Money Market Instruments:
  Money Market Funds                           19,669                   -              -        19,669
------------------------------------------------------------------------------------------------------
Total                                      $1,456,992                  $-             $-    $1,456,992
------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.2% of net assets at January 31, 2013.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

      * Non-income-producing security.

    See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,150,036)       $1,456,992
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                        37
         Nonaffiliated transactions                                           1,282
      USAA Asset Management Company (Note 6D)                                   165
      Dividends and interest                                                    722
      Securities sold                                                        13,086
                                                                         ----------
         Total assets                                                     1,472,284
                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                   16,018
      Capital shares redeemed                                                   946
   Accrued management fees                                                      938
   Accrued transfer agent's fees                                                 83
   Other accrued expenses and payables                                           76
                                                                         ----------
         Total liabilities                                                   18,061
                                                                         ----------
            Net assets applicable to capital shares outstanding          $1,454,223
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $1,263,400
   Accumulated undistributed net investment income                              394
   Accumulated net realized loss on investments                            (116,527)
   Net unrealized appreciation of investments                               306,956
                                                                         ----------
            Net assets applicable to capital shares outstanding          $1,454,223
                                                                         ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $695,829/38,800
         shares outstanding)                                             $    17.93
                                                                         ==========
      Institutional Shares (net assets of $758,394/42,371
         shares outstanding)                                             $    17.90
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

18  | USAA GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $39)                       $ 10,572
   Interest                                                                     13
                                                                          --------
      Total income                                                          10,585
                                                                          --------
EXPENSES
   Management fees                                                           5,181
   Administration and servicing fees:
      Fund Shares                                                              643
      Institutional Shares                                                     249
   Transfer agent's fees:
      Fund Shares                                                            1,066
      Institutional Shares                                                     249
   Custody and accounting fees:
      Fund Shares                                                               50
      Institutional Shares                                                      28
   Postage:
      Fund Shares                                                               35
   Shareholder reporting fees:
      Fund Shares                                                               26
   Trustees' fees                                                                7
   Registration fees:
      Fund Shares                                                               26
      Institutional Shares                                                      20
   Professional fees                                                            54
   Other                                                                        11
                                                                          --------
         Total expenses                                                      7,645
   Expenses reimbursed:
      Fund Shares                                                             (897)
                                                                          --------
         Net expenses                                                        6,748
                                                                          --------
NET INVESTMENT INCOME                                                        3,837
                                                                          --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                        24,041
   Change in net unrealized appreciation/depreciation                      157,472
                                                                          --------
         Net realized and unrealized gain                                  181,513
                                                                          --------
   Increase in net assets resulting from operations                       $185,350
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

-------------------------------------------------------------------------------------------------
                                                                       1/31/2013        7/31/2012
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $    3,837       $    4,350
   Net realized gain on investments                                       24,041           17,467
   Change in net unrealized appreciation/depreciation
      of investments                                                     157,472           15,501
                                                                      ---------------------------
      Increase in net assets resulting from operations                   185,350           37,318
                                                                      ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                         (2,585)          (2,334)
      Institutional Shares                                                (4,415)            (665)
                                                                      ---------------------------
         Distributions to shareholders                                    (7,000)          (2,999)
                                                                      ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                          (439,515)         213,766
   Institutional Shares                                                  445,540           69,638
                                                                      ---------------------------
      Total net increase in net assets from
         capital share transactions                                        6,025          283,404
                                                                      ---------------------------
   Capital contribution from USAA Transfer Agency Company:
      Fund Shares                                                              -                4
                                                                      ---------------------------
   Net increase in net assets                                            184,375          317,727
NET ASSETS
   Beginning of period                                                 1,269,848          952,121
                                                                      ---------------------------
   End of period                                                      $1,454,223       $1,269,848
                                                                      ===========================
Accumulated undistributed net investment income:
   End of period                                                      $      394       $    3,557
                                                                      ===========================

See accompanying notes to financial statements.

================================================================================

20  | USAA GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

22  | USAA GROWTH FUND

================================================================================

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

24  | USAA GROWTH FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, brokerage commission recapture credits and custodian and other bank credits reduced the expenses of both the Fund Shares and Institutional Shares by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications.
    The Trust's maximum exposure under these

================================================================================

26  | USAA GROWTH FUND

================================================================================

    arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $4,000, which represents 2.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $126,567,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
   EXPIRES                       BALANCE
------------                  ------------
    2017                      $ 67,084,000
    2018                        59,483,000
                              ------------
                     Total    $126,567,000
                              ============

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

28  | USAA GROWTH FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $167,579,000 and $172,315,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $314,162,000 and $7,206,000, respectively, resulting in net unrealized appreciation of $306,956,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                SIX-MONTH PERIOD ENDED        YEAR ENDED
                                       1/31/2013               7/31/2012
----------------------------------------------------------------------------
                                 SHARES     AMOUNT       SHARES     AMOUNT
                                --------------------------------------------
FUND SHARES:
Shares sold                       3,021    $  50,748     20,835    $ 326,760
Shares issued from reinvested
 dividends                          148        2,544        166        2,307
Shares redeemed                 (30,332)    (492,807)    (7,695)    (115,301)
                                --------------------------------------------
Net increase (decrease) from
 capital share transactions     (27,163)   $(439,515)    13,306    $ 213,766
                                ============================================
INSTITUTIONAL SHARES:
Shares sold                      29,916    $ 486,350      6,576    $ 101,088
Shares issued from reinvested
 dividends                          258        4,415         48          665
Shares redeemed                  (2,690)     (45,225)    (2,141)     (32,115)
                                --------------------------------------------
Net increase from capital
 share transactions              27,484    $ 445,540      4,483    $  69,638
                                ============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

30  | USAA GROWTH FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $5,181,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $79,000 and $18,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.02% and 0.01%, respectively.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and The Renaissance Group LLC (Renaissance), under which Loomis Sayles and Renaissance direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $696,000.

    The Manager (not the Fund) pays Renaissance a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Renaissance manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Renaissance, of $658,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $643,000 and $249,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $22,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Fund Shares to 1.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $897,000, of which $165,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees

================================================================================

32  | USAA GROWTH FUND

================================================================================

    for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,066,000 and $249,000, respectively.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital shares sold of $37,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.0*
USAA Cornerstone Equity Fund                                           0.1
USAA Target Retirement Income Fund                                     0.7
USAA Target Retirement 2020 Fund                                       1.6
USAA Target Retirement 2030 Fund                                       3.7
USAA Target Retirement 2040 Fund                                       4.7
USAA Target Retirement 2050 Fund                                       2.4

*Represents less than 0.1%

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                            YEAR ENDED JULY 31,
                                --------------------------------------------------------------------------------
                                    2013            2012          2011          2010          2009          2008
                                --------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  15.71      $    15.10      $  12.52      $  11.12      $  15.35      $  16.03
                                --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                    .09             .06           .04          (.00)(a)       .03           .00(a)
  Net realized and
    unrealized gain (loss)          2.20             .59          2.55          1.41         (4.24)         (.68)
                                --------------------------------------------------------------------------------
Total from investment
  operations                        2.29             .65          2.59          1.41         (4.21)         (.68)
                                --------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.07)           (.04)         (.01)         (.01)         (.02)            -
                                --------------------------------------------------------------------------------
Net asset value at end
  of period                     $  17.93      $    15.71      $  15.10      $  12.52      $  11.12      $  15.35
                                ================================================================================
Total return (%)*                  14.58            4.37         20.67         12.70        (27.39)        (4.24)
Net assets at end
  of period (000)               $695,829      $1,035,999      $794,896      $629,961      $593,140      $806,763
Ratios to average
  net assets:**
  Expenses (%)(b)                   1.00(d)         1.00          1.00          1.00          1.00          1.00
  Expenses, excluding
    reimbursements (%)(b)           1.21(d)         1.17          1.17          1.22          1.25          1.17
  Net investment
    income (loss) (%)                .54(d)          .42           .30          (.01)          .31           .02
Portfolio turnover (%)                13              43            39(e)        148           136           156(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were $851,539,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    (.00%)(+)       (.00%)(+)     (.00%)(+)     (.01%)        (.03%)        (.03%)
    (+) Represents less than 0.01% of average net assets.
(c) Reflects increased trading activity due to changes in subadvisers.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects decreased trading activity due to volatile market environment.

================================================================================

34  | USAA GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED          YEAR ENDED JULY 31,             PERIOD ENDED
                                JANUARY 31,  -----------------------------------        JULY 31,
                                   2013          2012          2011         2010         2009***
                               ------------------------------------------------------------------
Net asset value at
  beginning of period          $  15.71      $  15.11      $  12.52      $ 11.12      $ 15.23
                               --------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .01           .06           .06          .02(a)       .03(a)
  Net realized and
    unrealized gain (loss)         2.29           .60          2.54         1.41(a)     (4.11)(a)
                               --------------------------------------------------------------
Total from investment
  operations                       2.30           .66          2.60         1.43(a)     (4.08)(a)
                               --------------------------------------------------------------
Less distributions from:
 Net investment income             (.11)         (.06)         (.01)        (.03)        (.03)
                               --------------------------------------------------------------
Net asset value at
 end of period                 $  17.90      $  15.71      $  15.11      $ 12.52      $ 11.12
                               ==============================================================
Total return (%)*                 14.64          4.44         20.79        12.82       (26.76)
Net assets at end
 of period (000)               $758,394      $233,849      $157,225      $96,849      $39,929
Ratios to average
 net assets:**
 Expenses (%)(b)                    .99(c)        .95           .86(d)       .87(d)       .87(c),(d)
 Expenses, excluding
  reimbursements (%)(b)             .99(c)        .95           .86          .88          .89(c)
 Net investment
  income (%)                        .60(c)        .46           .43          .11          .32(c)
Portfolio turnover (%)               13            43            39(e)       148          136

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were $494,713,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)     (.00%)(+)    (.01%)       (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to December 1, 2010, the Manager agreed to limit the annual expenses of the Institutional
    Shares to 0.87% of the Institutional Shares average net assets.
(e) Reflects decreased trading activity due to volatile market environment.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and

================================================================================

36  | USAA GROWTH FUND

================================================================================

an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                     BEGINNING           ENDING           DURING PERIOD*
                                   ACCOUNT VALUE      ACCOUNT VALUE      AUGUST 1, 2012 -
                                   AUGUST 1, 2012    JANUARY 31, 2013    JANUARY 31, 2013
                                  --------------------------------------------------------
FUND SHARES
Actual                               $1,000.00          $1,145.79             $5.41

Hypothetical
 (5% return before expenses)          1,000.00           1,020.16              5.09

INSTITUTIONAL SHARES
Actual                                1,000.00           1,146.44              5.36

Hypothetical
 (5% return before expenses)          1,000.00           1,020.21              5.04

* Expenses are equal to the annualized expense ratio of 1.00% for Fund Shares and 0.99% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 14.58% for Fund Shares and 14.64% for Institutional Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23420-0313                                (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.